Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024